Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Common Stock Outstanding Roll Forward

	Number of Shares	Amount
Outstanding at December 31, 2019	391,070,817	$3,693.3
Shares issued through:
Share-based compensation plans	1,653,361	10.3
Shares repurchased and cancelled	(1,133,561)	(10.7)
Dividend reinvestment and share purchase plan	1,186,205	10.0
Outstanding at December 31, 2020	392,776,822	$3,702.9
Shares issued through:
Share-based compensation plans	40,000	0.3
Shares repurchased and cancelled (i)	(1,583,562)	(14.9)
Dividend reinvestment plan (ii)	656,473	4.6
Outstanding at December 31, 2021	391,889,733	$3,692.9

Disclosure of number and weighted average exercise prices of share options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2019	4,465,262	$6.59
Granted	876,425	7.66
Exercised	(1,653,361)	6.15
Expired	(211,747)	11.02
Outstanding at December 31, 2020	3,476,579	$6.80
Granted	1,165,147	9.38
Exercised	(40,000)	5.16
Outstanding at December 31, 2021	4,601,726	$7.47

Weighted average fair value assumptions used in the Black-Scholes valuation for stock options	The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2021	December 31, 2020
Weighted average share price at grant date (CAD$)	$9.38	$7.66
Risk-free rate	0.78%	1.35%
Expected dividend yield	1.30%	1.02%
Expected stock price volatility (based on historical volatility)	57%	52%
Expected life of option (months)	54	63
Weighted average per share fair value of stock options granted (CAD$)	$3.82	$3.27

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2021:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$3.01 - $5.00	540,000	3.75	1.05	540,000	3.75
$6.01 - $7.00	1,576,265	6.57	3.72	1,277,659	6.57
$7.01 - $8.00	809,184	7.62	5.02	271,692	7.62
$8.01 - $9.00	28,571	8.63	5.16	9,524	8.63
$9.01 - $10.00	1,647,706	9.45	5.01	482,559	9.62
	4,601,726	$7.47	4.11	2,581,434	$6.67

Stock options outstanding and exercisable by range of exercise prices
Stock options outstanding and exercisable as at December 31, 2021:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$3.01 - $5.00	540,000	3.75	1.05	540,000	3.75
$6.01 - $7.00	1,576,265	6.57	3.72	1,277,659	6.57
$7.01 - $8.00	809,184	7.62	5.02	271,692	7.62
$8.01 - $9.00	28,571	8.63	5.16	9,524	8.63
$9.01 - $10.00	1,647,706	9.45	5.01	482,559	9.62
	4,601,726	$7.47	4.11	2,581,434	$6.67

Continuity of the changes in the number of other long-term incentive plans (LTIP) outstanding
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2021 and 2020:

	Restricted share units ("RSU")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2019	1,666,825	688,427	1,082,153
Granted	851,453	176,418	475,623
Forfeited	(201,954)	—	(75,892)
Settled	(347,733)	—	(247,866)
Outstanding units, December 31, 2020	1,968,591	864,845	1,234,018
Granted	724,984	165,772	490,034
Forfeited	(56,302)	—	(59,162)
Settled	(469,089)	(119,189)	(335,235)
Outstanding units, December 31, 2021	2,168,184	911,428	1,329,655

Schedule of Earnings (loss) per share

	For the year ended
	December 31, 2021	December 31, 2020
Net (loss) earnings	($66.7)	$144.2
Weighted average number of common shares outstanding (in thousands)	392,649	391,675
Basic earnings per share	($0.17)	$0.37

Dilutive effect of potential common share equivalents (in thousands)	—	3,187

Diluted weighted average number of common shares outstanding (in thousands)	392,649	394,862
Diluted earnings per share	($0.17)	$0.37

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table lists the equity securities that were excluded from the computation of diluted earnings per share. The securities were excluded as the exercise price related to the particular security exceeded the average market price of the Company's common shares of CAD $10.01 for the year ended December 31, 2021 (2020 - CAD $10.87), or the inclusion of the equity securities had an anti-dilutive effect on net loss. For the periods in which the Company records a net loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.

	For the years ended December 31,
(in thousands)	2021	2020
Stock options	4,601	—